Related Party Transactions (Details Textual 8) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 01, 2010	Dec. 31, 2011 Scott Spirit [Member]	Oct. 01, 2011 Scott Spirit [Member]
Related Party Transaction [Line Items]
Entity acquired ,Purchase price						$ 116,000,000
Purchase price subject to adjustment for up to an additional amount, based upon incremental shuttle tanker revenues						12,000,000
Business Acquisition, Contingent Consideration, at Fair Value					10,900,000	10,100,000
Contingent consideration liability - current					(5,659,000)
Contingent consideration liability - non-current					(5,235,000)
Number of years following acquisition						2 years
General and administrative	73,529,000	63,214,000	61,761,000		200,000
Realized and Unrealized Gains (Losses) on Non Designated Derivative Instrument					12,200,000
Interest expense	(316,000)	(4,199,000)	(11,021,000)		300,000
Purchase price was financed through assumption of debt, amount						93,300,000
Portion of Purchase price paid in cash						23,000,000
Excess over purchase price book value						35,600,000
Net liabilities assumed						(2,600,000)
Interest Rate Derivatives, at Fair Value, Net, Total						(34,600,000)
Debt converted to equity				$ 11,200,000		$ 34,500,000